UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Cymbol
Title: Chief Financial Officer
Phone: 646-563-7620

Signature, Place, and Date of Signing:
Bradley Cymbol  New York, NY  February 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:26
Form 13F Information Table Value Total:  $ 371,080


						(thousands)
List of Other Included Managers:
  None

    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANCORP INC	COM	05969A105	 30,240 	2756586	SH		SOLE		2756586
BANNER CORPORATION	COM	06652V109	 22,485 	731693	SH		SOLE		731693
BOFI HOLDING INC	COM	05566U108	 533 	19175	SH		SOLE		19175
CAPITAL CITY BANK GROUP INC	COM	139674105	 5,951 	523354	SH		SOLE		523354
EVERBANK FINANCIAL CORP	COM	29977G102	 18,693 	1253735	SH		SOLE		1253735
FIRST ACCEPTANCE CORP	COM	318457108	 652 	521452	SH		SOLE		521452
FIRST OPPORTUNITY FUND INC	COM	33587T108	 77 	10000	SH		SOLE		10000
FIRST UNITED CORP	COM	33741H107	 1,260 	175730	SH		SOLE		175730
HILLTOP HOLDINGS INC	COM	432748101	 7,447 	550000	SH		SOLE		550000
MERCANTILE BANK CORP	COM	587376104	 3,088 	187161	SH		SOLE		187161
NEWSTAR FINANCIAL INC	COM	65251F105	 61,444 	4385706	SH		SOLE		4385706
OCWEN FINANCIAL CORP	COM	675746309	 692 	20000	SH		SOLE		20000
ORIENTAL FINANCIAL GROUP	COM	68618W100	 19,758 	1480000	SH		SOLE		1480000
POPULAR INC	COM	733174700	 9,875 	475000	SH		SOLE		475000
PRIMUS GUARANTY LTD	COM	G72457107	 30,168 	3447818	SH		SOLE		3447818
REGIONS FINANCIAL CORP	COM	7591EP100	 2,175 	305000	SH		SOLE		305000
SEACOAST BANKING CORP INC	COM	811707306	 5,975 	3711133	SH		SOLE		3711133
SUFFOLK BANKCORP ORD	COM	864739107	 3,371 	257351	SH		SOLE		257351
SUN BANCORP INC	COM	86663B102	 13,045 	3684943	SH		SOLE		3684943
SYNOVUS FINANCIAL CORP	COM	87161C105	 26,300 	10734744	SH		SOLE		10734744
TAYLOR CAPITAL GROUP INC	COM	876851106	 33,979 	1882508	SH		SOLE		1882508
TREE COM INC	COM	894675107	 7,562 	419437	SH		SOLE		419437
UNITED COMMUNITY BANKS GA	COM	90984P303	 23,328 	2471170	SH		SOLE		2471170
BANK OF AMERICA CORP A WARRANTS	*W EXP 01/16/201	060505146	 40,074 	7395693	SH		SOLE		7395693
BANK OF AMERICA CORP B WARRANTS	*W EXP 10/28/201	060505153	 571 	741000	SH		SOLE		741000
ZIONS BANCORPORATION WARRANTS	*W EXP 05/22/202	989701115	 2,337 	820000	SH		SOLE		820000